Acquisitions and Investments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Business Acquisition [Line Items]
Date of acquisition agreement
Name of acquired entity
Purchase price	$ 0	€ 0
Description of acquired entity
Long-term notes receivable	$ 294,000